Note 12 - Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	0 Months Ended
	Mar. 31, 2015	May 01, 2015
Two Management Services Customers [Member]
Note 12 - Subsequent Events (Details) [Line Items]
Management Fees Revenue	$ 0.3
Subsequent Event [Member] | Hydrostatic Business [Member]
Note 12 - Subsequent Events (Details) [Line Items]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		51.00%
Payments to Acquire Businesses, Gross		10.7
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Value, High		9.5
Subsidiary of Limited Liability Company or Limited Partnership, Right to Purchase, Ownership Interest		49.00%
Business Combination, Maximum Purchase Price of Remaining Ownership Interest		$ 28
Subsequent Event [Member]
Note 12 - Subsequent Events (Details) [Line Items]
Number of Management Services Customers Terminating Management Contracts		2